Ordinary and Preferred Shares - Additional Information (Detail)	1 Months Ended						12 Months Ended					1 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended
	Nov. 15, 2012	Aug. 24, 2012 USD ($)	Jun. 06, 2012	May 15, 2012	Feb. 07, 2012 EUR (€)	Feb. 01, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Class D preferred shares	Dec. 31, 2011 Ordinary Shares	Feb. 07, 2012 Class A, B1, B2 and E Shares	Feb. 07, 2012 Class D Preferred Shares USD ($)	Feb. 07, 2012 After Amendment EUR (€)	Feb. 07, 2012 Before adjusted EUR (€)	Feb. 01, 2012 Selling Unit Holders	Feb. 01, 2012 Selling Unit Holders Maximum	Feb. 01, 2012 IPO USD ($)	Feb. 01, 2012 Secondary Public Offering	Feb. 01, 2012 Secondary Public Offering Selling Unit Holders	Dec. 31, 2012 Initial Public Offering USD ($)
Shareholders Equity [Line Items]
Preferred Stock, Liquidation Rights							From the balance of the Company's assets after payment of all debts and the costs of the liquidation will be paid first, to the extent possible, to the holders of the preference shares outstanding (if issued), the amount due on the preference shares, increased by a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the management board, subject to the approval of the supervisory board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions, calculated over each year or part of a year of the period commencing on the first day following the period over which the last distribution on the preference shares was paid and ending on the day of the payment on the preference shares
Voting rights							Each of the ordinary shares is entitled to one vote
Preferred Stock, Participation Rights							The preference shares, if issued, would be entitled to receive annual preferential dividends of €1,000 in aggregate if the preference shares are fully paid up at the expense of the Company‘s reserves or, in other cases, of a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the management board, subject to the approval of the supervisory board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions.
Treasury stock ,shares acquired		370,925
Treasury stock , acquired value		$ 3,869,000					$ 3,869,000
Treasury stock ,reissued shares	4,128
Treasury stock , shares							366,797
Treasury stock , value							3,826,000
Shares reclassified to temporary equity										12,000,000
Ordinary shares issued upon conversion of preferred stock											12,000,000
Ordinary shares public offered																		8,000,000	4,000,000	4,000,000
Ordinary shares offering price																		$ 16.00
Net proceeds from public offering						52,698,000
Rights granted to underwriters to purchase ordinary shares							1										1,200,000
Right, exercise Period																30 days
Share issuance costs							8,302,000	4,703,000													11,302,000
Income tax benefit							11,141,000	(49,260,000)	9,394,000												1,703,000
Authorized capital														2,400,000	2,250,000
Authorized shares					240,000,000
Nominal value per share					€ 0.01
Authorized common stock shares					120,000,000		120,000,000	213,000,000
Authorized preferred stock shares					120,000,000		120,000,000
Conversion of class of shares into ordinary shares												36,000,000	12,000,000
Payment of dividend on preferred stock							$ 2,555,000	$ 229,893,000	$ 47,210,000				$ 2,555,000
Stock issued upon exercise of stock option			1,440	1,920	2,382,591